EMPLOYEE BENEFIT PLANS	6 Months Ended
Jun. 30, 2020
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

21.      EMPLOYEE BENEFIT PLANS

The Company offers supplementary pension plan and defined benefit plan, such as medical assistance and life insurance. The characteristics of such benefits were disclosed in the annual financial statements for the year ended December 31, 2019 and have not been changed during this period.

21.1.    Pension plan

Contributions made by the Company, for Suzano Prev pension plan managed by BrasilPrev, for the six-month period ended June 30, 2020 amounted R$3,505  (R$5,993 as of December 31, 2019) recognized in under cost of sales, selling and general and administrative expenses.

Contributions made by the Company, for Senador José Ermírio de Moraes Foundation (FUNSEJEM) pension plan,  for the six-month period ended June 30, 2020 amounted to R$4,363 (R$9,920 as of December 31, 2019), recognized under cost of sales, selling and general and administrative expenses.

21.2.      Defined benefits plan

The Company offers the following post-employment in addition to the pension plans, which are measured by actuarial calculation and recognized in the unaudited condensed consolidated interim financial information.

The rollforward of actuarial liability prepared based on actuarial report, are set forth below:

Balance at December 31, 2018	430,427
Business combination	147,877
Interest on employee benefits	44,496
Actuarial loss	147,640
Benefits paid in the year	(34,261)
Balance on December 31, 2019	736,179
Interest on employee benefits	26,527
Exchange rate variation	449
Benefits paid in the period	(19,050)
Balance on June 30, 2020	744,105